Personnel expenses - Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates (Details)	12 Months Ended
	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020 shares SFr / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	260,055	301,124
Weighted average exercise price (in CHF per shares)	SFr 0.10	SFr 0.10
Expected dividend	0	0
Weighted average fair value of rights granted (in CHF per shares)	SFr 24.56	SFr 20.18
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	29,519	33,467
Full contractual life for RSU and PSU	3 years	3 years
Vesting period	1 year	1 year
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	230,536	267,657
Minimum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 17.90	SFr 14.50
Expected volatility on Common shares	58.57%	42.73%
Risk free interest rate, common shares	(0.58%)	(0.42%)
Expected volatility on NBI	26.21%	21.20%
Risk free interest rate, NBI	0.24%	0.36%
Expected volatility on SPI	15.96%	11.19%
Risk free interest rate, SPI	(0.58%)	(0.42%)
Minimum | Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Full contractual life for RSU and PSU	2 years 3 months	2 years 3 months
Vesting period		2 years 3 months
Minimum | Performance Share Units (PSU), Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	2 years 3 months
Minimum | Performance Share Units (PSU), Employees excluding Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	2 years 3 months
Maximum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 23.25	SFr 21.50
Expected volatility on Common shares	61.69%	56.26%
Risk free interest rate, common shares	(0.61%)	(0.60%)
Expected volatility on NBI	27.01%	25.70%
Risk free interest rate, NBI	0.34%	2.00%
Expected volatility on SPI	16.15%	15.79%
Risk free interest rate, SPI	(0.61%)	(0.60%)
Maximum | Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Full contractual life for RSU and PSU	3 years	3 years
Vesting period		3 years
Maximum | Performance Share Units (PSU), Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years
Maximum | Performance Share Units (PSU), Employees excluding Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years